PGIM S&P 500 Buffer 12 ETF - September Average Annual Total Returns		12 Months Ended	19 Months Ended						20 Months Ended										21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended
	Sep. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	[2]	Dec. 31, 2025	[3]	Dec. 31, 2025	[4]	Dec. 31, 2025	[5]	Dec. 31, 2025	[6]	Dec. 31, 2025	[7]	Dec. 31, 2025		Dec. 31, 2025 [9]	Dec. 31, 2025 [10]	Dec. 31, 2025 [11]	Dec. 31, 2025 [12]
S&P 500 Price Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	17.86%		17.86%		17.86%		20.23%		20.23%		17.86%		20.23%		20.23%	[8]	16.32%	17.46%	19.75%	19.80%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		13.76%															13.14%
Performance Inception Date	May 14, 2024
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.76%															13.14%
Performance Inception Date	May 14, 2024
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.15%															10.10%
Performance Inception Date	May 14, 2024

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[4]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[5]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[6]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[7]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[8]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[9]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[10]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[11]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[12]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.